Related-party transactions (Details Narrative) - USD ($)			12 Months Ended
	Apr. 14, 2022	Apr. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DisclosureRelatedartyTransactionsLineItems [Line Items]
[custom:ContractsAmount]			$ 7,500,000,000
[custom:EmployeeCompensationPayable]			21,642,000,000	$ 20,700,000,000	$ 529,000
Compensation of employees			$ 544,000	642,000
Provision amount				500,000,000
Agreement One [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Description of agreement			(i) acts covered under Directors and Officers (D&O) insurance policy purchased by the Company, as formally recognized and implemented by the insurance company; (ii) acts outside the regular exercise of the duties or powers of the Beneficiaries; (iii) acts in bad faith act, malicious acts, fraud or serious fault on the part of the Beneficiaries; (iv) self-interested acts or in favor of third parties that damage the company’s social interest; (v) obligation to pay damages arising from social action according to article 159 of Law 6,404/76 or reimbursement of the damages according to art. 11, § 5°, II of Law 6,385/76; (vi) other cases provided for in the indemnity contract; (vii) other cases where a manifest conflict of interest with the company is established.
Board [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
[custom:EmployeeCompensationPayable]	$ 47,060,000.00	$ 8,000,000	$ 15,000,000	$ 14,000,000
Petroleum And Alcohol Account Receivable From The Brazilian Government [Member]
DisclosureRelatedartyTransactionsLineItems [Line Items]
Net finance income (expense)			$ 438,000,000